Warrant plans - Valuation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant Plans
Share based compensation expense	€ 38,297,000	€ 26,757,000	€ 16,536,000
2019 allocated on April 2019
Warrant Plans
Exercise Price	€ 95.11
Weighted average share price at acceptance date	€ 107.05
Weighted average fair value on the acceptance date	€ 40.04
Weighted average estimated volatility	35.86%
Weighted average expected life of the warrant (years)	6 years
Weighted average risk free rate (%)	(0.27%)
2019 RMV allocated on April 2019
Warrant Plans
Exercise Price	€ 95.11
Weighted average share price at acceptance date	€ 107.45
Weighted average fair value on the acceptance date	€ 40.05
Weighted average estimated volatility	35.63%
Weighted average expected life of the warrant (years)	6 years
Weighted average risk free rate (%)	(0.28%)
2018 allocated on April 2018
Warrant Plans
Exercise Price	€ 79.88
Weighted average share price at acceptance date	€ 84.88
Weighted average fair value on the acceptance date	€ 38.39
Weighted average estimated volatility	39.44%
Weighted average expected life of the warrant (years)	8 years
Weighted average risk free rate (%)	0.51%
2018 RMV allocated on April 2018
Warrant Plans
Exercise Price	€ 79.88
Weighted average share price at acceptance date	€ 84.88
Weighted average fair value on the acceptance date	€ 38.39
Weighted average estimated volatility	39.44%
Weighted average expected life of the warrant (years)	8 years
Weighted average risk free rate (%)	0.51%
2017 allocated on May 2017
Warrant Plans
Exercise Price	€ 80.57
Weighted average share price at acceptance date	€ 68.67
Weighted average fair value on the acceptance date	€ 26.86
Weighted average estimated volatility	40.06%
Weighted average expected life of the warrant (years)	8 years
Weighted average risk free rate (%)	0.33%
2017 RMV allocated on May 2017
Warrant Plans
Exercise Price	€ 80.57
Weighted average share price at acceptance date	€ 68.67
Weighted average fair value on the acceptance date	€ 26.80
Weighted average estimated volatility	40.08%
Weighted average expected life of the warrant (years)	8 years
Weighted average risk free rate (%)	0.29%